Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity
12. Stockholders’ Equity
Common Stock
As of September 30, 2020, the Company was authorized to issue 400,000,000 shares of $0.0001 par value Class A common stock and 1,000,000 shares of $0.0001 par value preferred stock. 108,185,702 shares of Class A common stock were issued as of September 30, 2020, which included 728,548 shares of treasury stock. These treasury shares were initially issued in connection with the acquisition of Nutech Medical, Inc. (“NuTech Medical”) in 2017 and included a put right. The holders of the shares exercised the right to put the shares back to the Company at an agreed-upon exercise price of $9.28 per share on March 24, 2019.
As of September 30, 2020 and December 31, 2019, the Company reserved the following shares of Class A common stock for future issuance:

	September 30, 2020	December 31, 2019
Shares reserved for issuance for outstanding options	6,788,655	6,503,646
Shares reserved for issuance for outstanding restricted stock units	819,248	—
Shares reserved for issuance for future grants	6,819,449	9,008,996

Total shares of authorized common stock reserved for future issuance	14,427,352	15,512,642

Warrant Exchange and Warrant Exercise
In the third quarter of 2019, the Company executed a series of transactions related to its then outstanding 30,890,748 public warrants and 4,100,000 private placement warrants. The Company issued an aggregate of 2,845,280 shares of Class A common stock for 29,950,150 public warrants at an exchange rate of 0.095. The Company issued an aggregate of 80,451 shares of Class A common stock for the remaining public warrants at an exchange rate of 0.0855. The Company issued an aggregate of 389,501 shares of Class A common stock for the private placement warrants at an exchange rate of 0.095.
On August 13, 2019, Massachusetts Capital Resource Company and Life Insurance Community Investment Initiative, LLC net exercised outstanding warrants to purchase an aggregate of 182,700 shares of the Company’s Class A common stock at an exercise price of $3.95 per share. The Company issued an aggregate of 19,426 shares of common stock in connection with this transaction.
As a result of these transactions, the Company issued an aggregate of 3,334,658 shares of common stock, representing approximately 3% of the total Class A common stock outstanding after such issuances. No warrants were outstanding after these transactions.
As the fair value of the warrants exchanged in the warrant exchange transactions immediately prior to the exchanges was less than the fair value of the common stock issued, the Company recorded a non-cash deemed
dividend of $0.6 million for the incremental fair value provided to the warrant holders in the three months ended September 30, 2019.

12. Stockholders’ Equity
As of December 31, 2019, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 400,000,000 shares of $0.0001 par value Class A common stock; 20,000,000 shares of $0.0001 par value Class B common stock; and 1,000,000 shares of $0.0001 par value preferred stock. 105,599,434 shares of Class A common stock were issued and 104,870,886 shares were outstanding as of December 31, 2019. The issued shares include 728,548 shares that were reacquired in connection with the redemption of redeemable shares in March 2019. See Note “3. Fair Value Measurement of Financial Instruments”.
Each share of Class A common stock entitles the holder to one vote on all matters submitted to the stockholders for a vote. Class A common stockholders are entitled to receive dividends, as may be declared by the Board of Directors. Through December 31, 2019, no cash dividends have been declared or paid.
At December 31, 2019 and 2018, the Company has reserved the following shares of Class A common stock for future issuance:

	December 31, 2019	December 31, 2018
Shares reserved for issuance for outstanding options	6,503,646	6,590,195
Shares reserved for issuance for future option grant	9,008,996	9,108,996
Shares reserved for issuance under the warrants	—	17,732,700

Total shares of authorized common stock reserved for future issuance	15,512,642	33,431,891

Avista Merger
In connection with the Avista Merger in 2018 (see Note “1. Nature of Business and Basis of Presentation”), founders and certain directors of AHPAC, surrendered to AHPAC an aggregate of 6,359,007 founder shares and 16,400,000 private placement warrants. All such founder shares and private placement warrants were cancelled. The remaining outstanding founder shares were converted into 1,390,993 shares of Class A common stock pursuant to the Company’s charter in connection with the Avista Merger. In addition, the Company issued to the PIPE Investors 15,561,473 shares of Class A common stock and 4,100,000 warrants to purchase one-half
of one share of Class A common stock for an aggregate purchase price of $92,000.

In connection with the Avista Merger on December 10, 2018, the Company also converted a portion of the affiliate debt into 6,502,679 shares of Class A common stock.
Following the Avista Merger on December 10, 2018, 31,000,000 Public Warrants (defined below) to purchase one half of one share of Class A common stock at an exercise price of $11.50 per share remained outstanding. The warrants were classified as equity and recorded to additional paid-in-capital.
Warrant Exchange and Warrant Exercise
As of December 31, 2018, the outstanding warrants to purchase shares of Class A common stock consisted of the following:

December 31, 2018
Date Exercisable	Number of Warrants	Number of Shares Issuable	Exercise Price	Exercisable for	Classification	Expiration
November 3, 2010	109,620	109,620	$3.95	Common Stock	Equity	Later of 8/31/2019 or upon repayment of the notes payable
August 31, 2013	36,540	36,540	$3.95	Common Stock	Equity	Later of 8/31/2019 or upon repayment of the notes payable
August 31, 2015	36,540	36,540	$3.95	Common Stock	Equity	Later of 8/31/2019 or upon repayment of the notes payable
December 10, 2018	4,100,000	2,050,000	$11.50	Common Stock	Equity	December 10, 2023
December 10, 2018	31,000,000	15,500,000	$11.50	Common Stock	Equity	December 10, 2023

	35,282,700	17,732,700

On July 22, 2019, the Company made an exchange offer (the “Exchange Offer”) to all holders of the Company’s 30,890,748 outstanding warrants, that were issued in connection with the Company’s initial public offering pursuant to a prospectus dated October 10, 2016 (the “Public Warrants”), to exchange 0.095 shares of Class A common stock for each Public Warrant tendered. On August 16, 2019, the expiration date of the Exchange Offer, a total of 29,950,150 warrants were tendered, resulting in the issuance of 2,845,280 shares of common stock.
On August 19, 2019, the Company executed an amendment to the warrant agreement, dated October 10, 2016, governing its outstanding Public Warrants to provide the Company with the right to require the Public Warrants holders to exchange one share of their Public Warrant for 0.0855 shares of the Company’s Class A common stock. Pursuant to the amendment, the Company issued 80,451 additional shares in exchange for all remaining untendered Public Warrants.
Pursuant to the terms of the Company’s previously announced Warrant Exchange Agreement dated July 12, 2019 with the PIPE Investors, the Company issued an aggregate of 389,501 shares of Class A common stock, to the PIPE Investors, at the same exchange ratio offered to the Public Warrant holders in the Exchange Offer, in exchange for an aggregate of 4,100,000 private placement warrants.
On August 13, 2019, the Company’s prior lenders net exercised outstanding warrants to purchase an aggregate of 182,700 shares of the Company’s Class A common stock at an exercise price of $3.95 per share. The Company issued an aggregate of 19,426 shares of common stock in connection with this net exercise.
As a result of these transactions, the Company issued an aggregate of 3,334,658 shares of common stock, representing approximately 3% of the total Class A common stock outstanding after such issuances.

In addition, in the first quarter of 2019, the Company issued 54,626 shares of common stock in connection with some Public Warrant holders’ exercise of Public Warrants and received cash proceeds of $628. As of December 31, 2019, no warrants were outstanding.
As the fair value of the warrants exchanged in the warrant exchange transactions immediately prior to the exchanges was less than the fair value of the common stock issued, the Company recorded a non-cash
deemed dividend of $645 for the incremental fair value provided to the warrant holders in the year ended December 31, 2019.
Underwritten Public Offering
On November 21, 2019, the Company entered into an underwriting agreement, with Credit Suisse Securities (USA) LLC and SVB Leerink, as representatives of the underwriters, with respect to a public offering (the “Underwritten Public Offering”) of 9,000,000 shares of the Company’s Class A common stock, par value $0.0001 per share, at a price per share to the public of $5.00, less underwriting discounts and commissions. The Company also granted the underwriters an option to purchase up to an additional 1,350,000 shares of common stock within thirty days after November 21, 2019 at the public offering price, less underwriting discounts and commissions to cover any over-allotments made by the underwriters in the sale and distribution of the Company’s common stock.
In Connection with the Underwritten Public Offering, the Company entered into a fee letter agreement (the “Letter Agreement”) with Avista Capital Partners IV, L.P. (“Avista IV”), Avista Capital Partners (Offshore) IV, L.P. (“Avista IV Offshore” and together with Avista IV, the “Avista Funds”) and Avista Capital Holdings, L.P., an affiliate of the Avista Funds (the “Management Company”), pursuant to which the Company agreed to pay the Management Company a fee in consideration for certain services rendered in connection with the Avista Funds’ purchase of the Company’s Class A common stock in the Underwritten Public Offering. The fee paid to the Management Company was equal to the fee paid to the underwriters on a per-share
basis for the third party funds raised. The Avista Funds purchased 6,000,000 shares of Class A common stock and the Company paid the Management Company a fee equal to $1,725. Joshua Tamaroff, one of the Company’s directors, is an employee of the Management Company to which the Company paid this fee.
The Underwritten Public Offering closed on November 26, 2019. On December 6, 2019, the underwriters partially exercised their option to purchase up to 1,350,000 additionally shares of common stock by purchasing an additional 1,068,056 shares of common stock. In connection with this offering, the Company issued a total of 10,068,056 shares with gross proceeds of $50,340 and net proceeds of $46,830 after deducting underwriter discounts, payment to the Management Company and other offering expenses in the amount of $3,510 which were recorded to additional paid-in
capital net against the proceeds received.